Business Combination - Schedule of Reitar Capital Partners Limited (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Reitar Capital Partners Limited [Abstract]
Revenue	$ 88,137,973	$ 190,565,418
Net income	$ 41,296,794	$ 15,853,201